Commitments - Related to vessels under construction (Details) - Vessels under construction - Samsung $ in Thousands	Dec. 31, 2020 USD ($)
Contractual commitments
Capital commitment	$ 466,930
Not later than one year
Contractual commitments
Capital commitment	$ 466,930